Income Taxes (Table)	12 Months Ended
Dec. 31, 2020
Income Taxes Table Abstract
Schedule of Reconciliation of Effective Income Tax Rate

The items accounting for the difference between income taxes at the effective statutory rate and the Company’s effective tax rate for the years ended December 31, 2020 and 2019 were as follows:

	Year Ended December 31, 2020	Year Ended December 31, 2019

Income tax benefit at U.S. statutory rate	21.00%	21.00%
Income tax benefit – State	3.97%	4.57%
Permanent items	(19.33)%	(15.23)%
Effect of change in valuation allowance	(5.64)%	(10.34)%
Effective income tax rate	0.00%	0.00%

Schedule of Components of Deferred Tax Assets

The Company’s approximate net deferred tax asset as of December 31, 2020 and 2019 was as follows:

	December 31, 2020	December 31, 2019
Deferred Tax Asset:
Net operating loss carryover	$8,095,756	$5,682,118
Less: valuation allowance	(8,095,756)	(5,682,118)
Net deferred tax asset	$-	$-